POLICYHOLDERS' ACCOUNT BALANCES	6 Months Ended
Jun. 30, 2025
Insurance [Abstract]
POLICYHOLDERS' ACCOUNT BALANCES	POLICYHOLDERS’ ACCOUNT BALANCES
Policyholders’ account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed rate annuities and fixed index annuities in the accumulation phase and non-variable group annuity contracts.
The reconciliation of the balances described in the table below to the “Policyholders’ account balances” in the statements of financial position is as follows.

AS OF US$ MILLIONS	June 30, 2025	December 31, 2024
Policyholders’ account balances:
Annuities	$83,667	$80,046
Life Insurance	2,158	2,107
Embedded derivative adjustments and other(1)	1,108	926
Total policyholders’ account balances	$86,933	$83,079
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(1)“Embedded derivative adjustments and other” line reconciles the account balances as presented in the rollforward within this note to the gross liability as presented in the statements of financial position and includes the fair value of the embedded derivatives.
The balances and changes in policyholders’ account balances follow.

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2025 US$ MILLIONS	Annuities	Life Insurance	Total
Balance, beginning of period	$80,046	$2,107	$82,153
Issuances	7,962	26	7,988
Premiums received	62	218	280
Policy charges	(287)	(189)	(476)
Surrenders and withdrawals	(5,037)	(55)	(5,092)
Interest credited	1,453	51	1,504
Benefit payments	(538)	—	(538)
Other	6	—	6
Balance, end of period	$83,667	$2,158	$85,825

Weighted average crediting rate	3%	5%
Net amount at risk(1)	$12,907	$38,673
Cash surrender value	$76,292	$1,919

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2024 US$ MILLIONS	Annuities	Life Insurance	Total
Balance, beginning of period	$22,456	$1,975	$24,431
Acquisition from business combination(2)	61,296	—	61,296
Issuances	4,064	36	4,100
Derecognition	(7,402)	—	(7,402)
Premiums received	69	213	282
Policy charges	(143)	(187)	(330)
Surrenders and withdrawals	(3,323)	(43)	(3,366)
Interest credited	808	48	856
Benefit payments	(177)	—	(177)
Other	(195)	—	(195)
Balance, end of period	$77,453	$2,042	$79,495

Weighted average crediting rate	3%	5%
Net amount at risk(1)	$12,466	$38,365
Cash surrender value	$71,450	$1,796
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(1)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
(2)The difference between the amount shown in this table and the policyholders’ account balance included in Note 16 represents $177 million of liabilities relating to supplemental contracts.
The balance of account values by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums follow.

AS OF JUN. 30, 2025 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other(1)	Total
Annuities	0% - 1%	$3,715	$2,668	$4,170	$4,868	$—	$15,421
	1% - 2%	1,569	307	1,008	1,596	—	4,480
	2% - 3%	1,931	373	217	11,323	—	13,844
	Greater than 3%	270	5	6	11	—	292
	Other(1)	—	—	—	—	49,630	49,630
	Total	$7,485	$3,353	$5,401	$17,798	$49,630	$83,667

Life Insurance	1% - 2%	$38	$2	$66	$791	$—	$897
	2% - 3%	423	—	221	—	—	644
	Greater than 3%	617	—	—	—	—	617
	Total	$1,078	$2	$287	$791	$—	$2,158

AS OF JUN. 30, 2024 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other(1)	Total
Annuities	0% - 1%	$4,296	$2,669	$3,931	$4,679	$—	$15,575
	1% - 2%	1,446	393	1,740	1,844	—	5,423
	2% - 3%	1,942	429	111	6,637	—	9,119
	Greater than 3%	306	7	1	5	—	319
	Other(1)	—	—	—	—	47,017	47,017
	Total	$7,990	$3,498	$5,783	$13,165	$47,017	$77,453

Life Insurance	1% - 2%	$34	$2	$54	$667	$—	$757
	2% - 3%	421	—	222	—	—	643
	Greater than 3%	642	—	—	—	—	642
	Total	$1,097	$2	$276	$667	$—	$2,042
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(1)Other includes products with either a fixed rate or no guaranteed minimum crediting rate or allocated to index strategies.
MARKET RISK BENEFITS
The net balance of market risk benefit assets and liabilities of, and changes in guaranteed minimum withdrawal benefits associated with, annuity contracts follows.

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2025	2024
Balance, beginning of period	$2,799	$55
Balance, beginning of period, before effect of changes in the instrument-specific credit risk	2,549	39
Acquisition from business combination(1)	—	2,376
Derecognition(2)	—	(129)
Issuance	(6)	3
Interest accrual	70	24
Attributed fees collected	121	52
Benefits payments	—	—
Effect of changes in interest rates	51	138
Effect of changes in equity markets	98	(24)
Effect of changes in equity index volatility	(43)	(24)
Effect of changes in future expected policyholder behavior	68	(8)
Effect of changes in other future expected assumptions	7	67
Balance, end of period, before the effect of changes in the instrument-specific credit risk	2,915	2,514
Effect of changes in the ending instrument-specific credit risk	278	58
Balance, end of period	3,193	2,572
Less: Reinsured MRB, end of period	(576)	(618)
Balance, end of period, net of reinsurance	$2,617	$1,954

Net amount at risk(3)	$12,460	$12,051
Weighted-average attained age of contract holders (years)	71	71
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(1)The difference between the amount shown in the table above and the market risk benefits liability balance included in Note 16 represents $45 million of measurement period adjustments that was recorded in the third quarter of 2024. See Note 16 for the details.
(2)See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of certain market risk benefit balances.
(3)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The reconciliation of market risk benefits by amounts in an asset position and in a liability position to the “Market risk benefits” amount in the statements of financial position follows.

AS OF US$ MILLIONS	June 30, 2025			December 31, 2024
	Asset	Liability	Net	Asset	Liability	Net
Market risk benefits	$1,034	$(4,227)	$(3,193)	$856	$(3,655)	$(2,799)